ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Employees and payroll accruals	$ 6,675	$ 7,073
Accrued expenses	2,925	1,917
Deferred and contingent payments related to acquisitions	4,167	3,828
Government authorities	2,495	2,175
Other	675	2,195
Accrued Expenses And Other Accounts Payable	$ 16,937	$ 17,176